Financial Liabilities: Interest-bearing Loans and Borrowings - Secured and Unsecured Borrowings (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Liabilities: Interest-bearing Loans and Borrowings
Repayment of loan	€ (23,829)
Proceeds from borrowing	€ 644,057	€ 128,286